Income (Loss) Per Share	12 Months Ended
Jun. 30, 2023
Income (Loss) Per Share [Abstract]
INCOME (LOSS) PER SHARE

13. INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per common share for the years ended June 30, 2023, 2022 and 2021, respectively:

	For the Years Ended June 30,
	2023	2022	2021
Net loss	$(92,240,879)	$(25,823,675)	$(8,043,113)
Net loss from continuing operations	$(96,807,155)	$(13,347,104)	$(8,226,323)
Net income (loss) income from discontinued operations	$4,566,276	$(12,476,571)	$183,210

Weighted Average Shares Outstanding-Basic and Diluted	141,739,601	79,385,028	10,151,051

Loss per share- basic and diluted	$(0.65)	$(0.33)	$(0.79)
Net loss per share from continuing operations – basic and diluted	$(0.68)	$(0.17)	$(0.81)
Net income (loss) per share from discontinued operations – basic and diluted	$0.03	$(0.16)	$0.02

Basic income (loss) per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted (loss) per income share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended June 30, 2023, 2022, and 2021. The number of warrants is excluded from the computation as the anti-dilutive effect.